Income Tax	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income Tax

13. INCOME TAX

On December 22, 2018, the “Tax Cuts and Jobs Act” (TCJA) was signed into law which significantly reformed the Internal Revenue Code of 1986, as amended. The TCJA reduces the corporate tax rate to 21 percent beginning January 1, 2018. Note the TCJA changed Net operating loss deductions to indefinite carryforward but limits the use to 80% of future years net income.

Until November 28, 2018 the Company was for tax purpose a sub chapter S corporation and all taxes were paid at the owner level. Upon the conversion to becoming a C corporation the Company recognized a deferred tax liability of $463,000, which is included in the consolidated balance sheet as of December 31,2018.

The components of net deferred tax assets and liabilities at December 31, 2019 and 2018 are set forth below:

	December 31,2019	December 31,2018
Deferred tax assets:
Net Operating Loss Carryforward	$2,316,300	$-
Temporary Difference	777,800
Total assets	3,094,100	-

Deferred tax liabilities:
Depreciation	2,922,500	463,000
Total liabilities	2,922,500	463,000
Net deferred tax Assets (liabilities)	171,600	(463,000)

In accordance with GAAP, management assesses whether a valuation allowance should be established based on our determination of whether it is more-likely-than-not that some portion or all of the deferred tax assets would not be realized. At December 31, 2019, management determined that it was more-likely-than-not that the Company’s deferred tax assets would be realized. Accordingly, at December 31, 2019 no valuation allowances recorded against the Company’s federal or state deferred tax asset.

The components of income tax expense and the effective tax rates for the years ended December 31, 2019 and 2018 are as follows:

	Years Ended December 31,
	2019	2018

Current:
Federal	$-	$54,800
Total Current	-	54,800
Deferred:
Federal	(634,600)	463,000
Total Deferred	(634,600)	463,000
Valuation Allowance	-	-
Total Income Tax (Benefit) Expense	$(634,600)	$517,800

The expected tax expense (benefit) based on the statutory rate is reconciled with actual tax benefit as follows:

	2019	2018
US Federal statutory rate	21%	21%
Adjustment for Deferred Tax	(166)%	54%

State Income tax rate	0%	0%
Adjustment for Period as an S-Corp	0%	(13)%
Income tax (benefit) provision	(145)%	62%

The components of income tax expense and the effective tax rates for the years ended December 31, 2019 and 2018 are as follows: